Income Per Share - Basis for Income Per Share Computations (Detail) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income from continuing operations									$ 127,646	$ 66,508	$ 74,432
Less: Net loss attributable to noncontrolling interest	$ (71)	$ (88)	$ (99)	$ (99)	$ (24)	$ 0	$ 0	$ 0	(357)	(24)	0
Less: Preferred stock dividends	8,733	6,695	0	0					15,428	0	0
Income from continuing operations attributable to Belden common stockholders									112,575	66,532	74,432
Income (loss) from discontinued operations, net of tax, attributable to Belden common stockholders					0	(242)	0	0	0	(242)	579
Loss from disposal of discontinued operations, net of tax, attributable to Belden common stockholders					$ 0	$ 0	$ (86)	$ 0	0	(86)	(562)
Net income attributable to Belden common stockholders	$ 24,621	$ 29,465	$ 42,032	$ 16,457					$ 112,575	$ 66,204	$ 74,449
Weighted average shares outstanding, basic (in shares)									42,093	42,390	43,273
Effect of dilutive common stock equivalents (in shares)									464	563	724
Weighted average shares outstanding, diluted (in shares)									42,557	42,953	43,997